Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events
In April 2015, the Company issued 37,500 shares of common stock to a third-party consultant in exchange for services rendered.
13.	Subsequent Events

On January 29, 2015, the Company adopted the 2015 Stock Incentive Plan. The total number of shares available for the grant of either stock options or compensation stock under the plan is 3,000,000 shares, subject to adjustment.

At March 31, 2015, there are options to purchase 350,000 shares of common stock under this plan.